Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug. 31, 2011
STW Short Duration Investment-Grade Bond Fund (Prospectus Summary) | STW Short Duration Investment-Grade Bond Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STWSX
STW Core Investment-Grade Bond Fund (Prospectus Summary) | STW Core Investment-Grade Bond Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STWIX
STW Long Duration Investment-Grade Bond Fund (Prospectus Summary) | STW Long Duration Investment-Grade Bond Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STWLX
STW Broad Tax-Aware Value Bond Fund (Prospectus Summary) | STW Broad Tax-Aware Value Bond Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STWTX